Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans, including fees	$ 18,285,197	$ 20,951,183	$ 23,814,290
Securities
Taxable	1,539,672	937,453	974,773
Nontaxable	255,953	151,511	96,100
Interest bearing deposits and other	134,090	168,468	13,522
Interest Income	20,214,912	22,208,615	24,898,685
Interest expense:
Deposits	4,555,119	5,313,932	6,802,006
Borrowed funds	1,133,548	2,432,282	3,535,522
Interest expense	5,688,667	7,746,214	10,337,528
Net interest income	14,526,245	14,462,401	14,561,157
Provision for loan losses	2,135,000	4,091,000	2,450,000
Net interest income after provision for loan losses	12,391,245	10,371,401	12,111,157
Noninterest income:
Fees and service charges	4,716,612	4,772,904	4,708,225
Abstract fees	561,393	636,782	929,279
Gain on sale of loans	691,216	965,769	975,481
Other income	1,606,722	1,562,910	1,765,344
Total noninterest income	7,575,943	7,938,365	8,378,329
Investment securities gains (losses), net:
Total other-than-temporary impairment losses	0	0	(23,343)
Portion of loss recognized in other comprehensive income (loss) before taxes	0	0	0
Net impairment losses recognized in earnings	0	0	(23,343)
Realized securities gains (losses), net	135,754	7,652	362,560
Total securities gains (losses), net	135,754	7,652	339,217
Noninterest expense:
Compensation and employee benefits	7,809,460	7,614,858	7,364,215
Premises and equipment	1,841,130	1,894,850	1,878,967
Data processing	868,437	871,816	809,416
FDIC insurance expense	430,888	561,990	759,734
Foreclosed real estate impairment	556,447	479,045	518,136
Other expenses	5,172,217	4,712,034	4,784,319
Total noninterest expense	16,678,579	16,134,593	16,114,787
Income before income taxes	3,424,363	2,182,825	4,713,916
Provision for income taxes	786,000	477,500	1,524,700
Net income	2,638,363	1,705,325	3,189,216
Preferred stock dividends and discount	550,127	528,800	514,924
Net income available to common stockholders	$ 2,088,236	$ 1,176,525	$ 2,674,292
Basic earnings per common share (in dollars per share)	$ 1.55	$ 0.87	$ 1.99
Diluted earnings per common share (in dollars per share)	$ 1.53	$ 0.87	$ 1.99
Dividends declared per common share (in dollars per share)	$ 0.04	$ 0.04	$ 0.04